Equity-based participation plans for associates (Details 2)	12 Months Ended
Dec. 31, 2020
Annual incentive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Annual Incentive for the Novartis Group CEO and other Executive Committee members (ECN) is paid 50% in cash and 50% in Novartis restricted shares (RSs) or restricted share units (RSUs). For the Novartis Top Leaders (NTLs), the Annual Incentive is paid 70% in cash and 30% in RSs or RSUs. Both the ECN and NTLs can opt to invest up to the maximum cash portion of their Annual Incentive to receive further RSs or RSUs. Any cash is paid out during February or March in the year following the end of the performance period, and the shares are granted during January in the year following the end of the performance period.
Share savings plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Associates in certain countries and certain key executives worldwide are encouraged to invest their Annual Incentive in a share savings plan. Under the share savings plan, participants may elect to receive their relevant compensation fully or partially in Novartis shares in lieu of cash. As a reward for their participation in the share savings plan, at no additional cost to the participant, Novartis matches their investments in shares after a holding period of three or five years.
Employee Share Ownership Plan (ESOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In Switzerland, Employee Share Ownership Plan (ESOP) participants may choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After expiration of a three-year holding period for Novartis shares invested under the ESOP, participants will receive one matching share for every two invested shares. Associates eligible for the equity plan “Select” are not eligible to receive ESOP matching shares starting with the 2017 performance period.
Leveraged Share Savings Plan (LSSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Leveraged Share Savings Plan (LSSP) was available to key executives for performance periods prior to 2016. At the participant’s election, the Annual Incentive was awarded partly or entirely in shares. The elected number of shares is subject to a holding period of five years. At the end of the holding period, Novartis will match the invested shares at a ratio of 1-to-1 (i.e., one share awarded for each invested share). In the United States, both the LSSP award and the corresponding match are cash settled.
Select
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The equity plan “Select” is a global equity incentive plan under which eligible associates may annually be awarded a grant subject to a three-year, and for selected units a four-year, staggered vesting period. No awards are granted for performance ratings below a certain threshold. Executive Committee members and NTLs are not eligible to participate in the equity plan “Select”. The equity plan “Select” currently allows participants in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSs or RSUs are granted unilaterally. Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options. Tradable share options expire on their 10th anniversary from the grant date. Each tradable share option entitles the holder to purchase after vesting (and before the 10th anniversary from the grant date) one Novartis share at a stated exercise price that equals the closing market price of the underlying share at the grant date. As the exercise price does not reflect the decrease in the Novartis share due to the Alcon spin, one-fifth of an Alcon share will also be awarded to the option holder upon exercise.
Long-Term Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The Long-Term Performance Plan (LTPP) is an equity plan for the ECN, the NTLs and employees of Group units with specific targets. Participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. The actual payout depends on the achievement of the performance measures and ranges between 0% and 200% of the granted amount. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in unrestricted Novartis shares at the end of the performance period. The LTPP awards are subject to a three-year performance and vesting period. Until 2018, the performance criteria were based on Novartis internal performance metrics. Starting in 2019, for new grants the performance criteria are based on both Novartis internal performance metrics and variables that can be observed in the market, which is the ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the relevant exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix.
Long-Term Relative Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The LTRPP is an equity plan for the Novartis ECN and NTLs. The last grant under this plan was made in 2018. The LTRPP performance criteria are based on variables that can be observed in the market, which is the ranking of the Novartis TSR relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. The TSR for Novartis and the peer companies is calculated as described in the LTPP section above.
Special share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Selected associates, excluding the ECN members, may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each candidate is thoroughly assessed at several management levels. Special Share Awards have a minimum three-year vesting period. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the ¬organization. Worldwide, associates at different levels in the organization were awarded RSs and RSUs in 2020, 2019 and 2018. In addition, in 2020, 2019 and 2018, Board members received ¬unrestricted shares as part of their regular compensation.